FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Financing Transaction Exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	€ 10	€ (8)	€ (1)
Unrealized gains / (losses) on foreign currency derivatives - net	(12)	6	13
Total	6	1	10
Currency risk | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	4	2	(36)
Unrealized gains / (losses) on foreign currency derivatives - net	2	(1)	46
Total	€ 6	€ 1	€ 10